PENSION - Summary of Fair Value of Pension Plan Assets by Asset Category (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,466	$ 1,650	$ 1,617
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,203	1,383	$ 0
Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,466	1,650
Subtotal | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	19
Subtotal | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	242	240
Subtotal | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,203	1,383
Subtotal | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	8
Global equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	75	79
Global equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Global equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	75	79
Global equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,203	1,383
Insurance contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,203	1,383
Governments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99	93
Governments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Governments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99	93
Governments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Corporate bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Global fixed income at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57	63
Global fixed income at net asset value | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Global fixed income at net asset value | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57	63
Global fixed income at net asset value | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	8
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	0
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	8
Cash & cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	19
Cash & cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	19
Cash & cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash & cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash & cash equivalents | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Other assets and liabilities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0